Related Party Transactions - Schedule of Significant Assumptions Used in Determining the Fair Value of the Warrants (Details) (10-K) - Warrants to Purchase Common Stock [Member]	12 Months Ended
Dec. 31, 2016
Risk-free interest rate	1.79%
Dividend yield	0.00%
Expected volatility	23.70%
Expected term	7 years